Other Payables and Accruals	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Payables and Accruals
37	OTHER PAYABLES AND ACCRUALS

	2018	2017
	RMB million	RMB million
Salaries, wages and benefits	2,854	2,711
Take-off and landing charges	2,828	2,707
Fuel cost	1,225	1,369
Expenses related to aircraft overhaul conducted	1,324	1,760
Deposits from customers	6	1,342
Duties and levies payable	1,792	1,483
Other accrued operating expenses	2,111	1,848
Payable for purchase of property, plant and equipment	2,783	290
Interest payable	1,189	1,084
Pending output value added tax	378	—
Deposits received from ticket sales agents	502	549
Current portion of other long-term liabilities (note 42)	234	1,038
Staff housing allowance	265	301
Amounts due to related parties (note 49(c)(ii))	1,093	2,111
Current portion of post-retirement benefit obligations (note 41(b))	168	168
Others	2,391	1,103

	21,143	19,864